Accounting policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Accounting policies [line items]
Operating lease rentals		€ 533	€ 513
Weighted average incremental borrowing rate				3.95%
Property, plant and equipment excluding leased right-of-use assets	€ 15,954
Property, plant and equipment as a % of assets		43.00%
Cumulative Cash Flow Target [member]
Accounting policies [line items]
Percentage of awards granted	50.00%
TSR measure [member]
Accounting policies [line items]
Percentage of awards granted	25.00%	50.00%	50.00%
TSR measure [member] | Tailored sector peer group [member]
Accounting policies [line items]
Percentage of awards granted	25.00%
TSR measure [member] | FTSE All-World Construction & Materials index [member]
Accounting policies [line items]
Percentage of awards granted	25.00%
New RONA measure [Member]
Accounting policies [line items]
Percentage of awards granted	25.00%
Plant and machinery [member] | Minimum [member]
Accounting policies [line items]
Rate of depreciation	3.30%
Plant and machinery [member] | Maximum [member]
Accounting policies [line items]
Rate of depreciation	20.00%
Transport [member] | Average [member]
Accounting policies [line items]
Rate of depreciation	20.00%
Buildings [member]
Accounting policies [line items]
Rate of depreciation	2.50%